Note 10 - Discontinued Operations (Tables)	3 Months Ended
Mar. 31, 2019
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
	Three months ended March 31, (discontinued operations)
	2018	2019
Statement of Operations Data
Time charter revenue	4,912,495	–
Commissions	(271,808)	–
Voyage expenses	(94,521)	–
Vessel operating expenses	(2,347,987)	–
Drydocking expenses	(1,460,834)	–
Management fees	(379,410)	–
Vessel depreciation	(1,205,139)	–
Other general and administrative expenses	(257,261)	–
Operating loss	(1,104,465)	–
Total other expenses, net	(341,223)	–
Net loss attributable to discontinued operations	(1,445,688)	–
Loss per share attributable to common shareholders, basic and diluted	(0.65)	–
Weighted average number of shares outstanding during period, basic and diluted	2,226,753	–